UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.1%

                                                          SHARES        VALUE
                                                       -----------   -----------
CONSUMER DISCRETIONARY -- 5.5%
   Arbitron ........................................         9,790   $   301,630
   Career Education * ..............................         5,870       171,815
   Carnival ........................................         4,000       166,800
   Footstar ........................................        60,263        19,887
   Group 1 Automotive * ............................         3,030        94,082
   Kenneth Cole Productions, Cl A * ................        14,410       179,549
   McGraw-Hill .....................................        11,960       403,291
   Motorcar Parts of America * .....................        15,000        93,150
   Pacific Sunwear of California * .................        12,820        64,869
   Palm Harbor Homes * .............................        41,325       119,842
   Papa John's International * .....................        12,900       353,460
   PetSmart ........................................         5,620       185,853
   Wet Seal, Cl A * ................................        33,330       157,651
                                                                     -----------
                                                                       2,311,879
                                                                     -----------
CONSUMER STAPLES -- 5.3%
   Alliance One International * ....................        17,794        90,571
   Coca-Cola .......................................         3,380       180,661
   Constellation Brands, Cl A * ....................        12,810       234,039
   CVS/Caremark ....................................        13,880       512,588
   Darling International * .........................        19,940       189,230
   Kraft Foods, Cl A ...............................         4,280       126,688
   NBTY * ..........................................         8,870       360,832
   Universal .......................................         3,120       161,554
   Wal-Mart Stores .................................         6,980       374,477
                                                                     -----------
                                                                       2,230,640
                                                                     -----------
ENERGY -- 6.5%
   Allis-Chalmers Energy * .........................           990         3,990
   Atlas Pipeline Partners .........................        23,500       339,105
   Bristow Group * .................................         1,310        50,710
   CARBO Ceramics ..................................         3,130       229,272
   ConocoPhillips ..................................         2,824       167,152
   Core Laboratories ...............................           380        56,958
   Crude Carriers * ................................         2,700        50,355
   Dril-Quip * .....................................           420        24,331
   Massey Energy ...................................         3,920       143,590
   Noble ...........................................         5,590       220,749
   Seahawk Drilling * ..............................        29,200       486,472
   StealthGas ......................................       118,536       641,280
   Union Drilling * ................................        46,990       311,544
                                                                     -----------
                                                                       2,725,508
                                                                     -----------
FINANCIALS -- 13.7%
   American Express ................................         3,850       177,562
   American Physicians Capital .....................         4,406       147,337
   Berkshire Hathaway, Cl B * ......................        15,810     1,217,370
   Chatham Lodging Trust REIT * ....................           110         2,184
   Ezcorp, Cl A * ..................................        20,534       425,259
   Federated Investors, Cl B .......................         3,000        72,360

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
FINANCIALS -- CONTINUED
   Fidelity National Financial, Cl A ...............        27,000   $   409,860
   First American ..................................        15,750       544,477
   Hudson City Bancorp .............................        11,190       148,827
   Maiden Holdings .................................        38,990       292,035
   MFA Financial REIT ..............................        51,030       405,713
   New York Community Bancorp ......................        26,750       440,572
   Ocwen Financial * ...............................        14,740       170,247
   Oriental Financial Group ........................        25,000       418,000
   Piper Jaffray * .................................            10           394
   Raymond James Financial .........................         5,427       166,283
   Safeguard Scientifics * .........................        52,393       720,928
   Sterling Bancorp, Cl N ..........................           290         3,106
                                                                     -----------
                                                                       5,762,514
                                                                     -----------
HEALTH CARE -- 17.6%
   Adolor * ........................................        76,713       149,591
   Allied Healthcare Products * ....................        13,751        52,941
   Animal Health International * ...................       187,080       460,217
   Arthrocare * ....................................         6,260       193,622
   Centene * .......................................        15,000       343,500
   Charles River Laboratories International * ......         3,710       124,211
   Cornerstone Therapeutics * ......................        29,374       205,324
   DaVita * ........................................         5,290       330,255
   DynaVox, Cl A * .................................         1,335        18,957
   Elan ADR * ......................................        24,940       167,597
   Harvard Bioscience * ............................        22,700        94,886
   Johnson & Johnson ...............................         4,200       270,060
   Merck ...........................................         1,320        46,253
   Merit Medical Systems * .........................        14,011       226,558
   Natus Medical * .................................        14,577       248,392
   Palomar Medical Technologies * ..................        19,160       240,650
   Pfizer ..........................................         7,603       127,122
   PSS World Medical * .............................        11,804       276,568
   Psychiatric Solutions * .........................           500        16,085
   Quest Diagnostics ...............................         1,420        81,167
   Questcor Pharmaceuticals * ......................        68,990       671,963
   Rochester Medical * .............................        28,761       344,844
   Santarus * ......................................        46,294       151,844
   Skilled Healthcare Group, Cl A * ................        71,960       481,412
   Stryker .........................................         1,060        60,886
   Thermo Fisher Scientific * ......................         6,720       371,481
   Trinity Biotech ADR * ...........................        85,366       507,928
   UnitedHealth Group ..............................         9,170       277,943
   VCA Antech * ....................................         4,160       118,393
   Warner Chilcott, Cl A * .........................        10,000       283,600
   Waters * ........................................         1,130        81,349
   WellPoint * .....................................         3,530       189,914
   Zimmer Holdings * ...............................         3,290       200,394
                                                                     -----------
                                                                       7,415,907
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
INDUSTRIALS -- 19.8%
   Actuant, Cl A ...................................        14,930   $   342,345
   AerCap Holdings * ...............................         8,380       115,644
   Allied Defense Group * ..........................        32,675       174,485
   American Railcar Industries .....................        12,198       199,437
   American Reprographics * ........................        52,030       519,780
   ATS Automation Tooling Systems * ................        37,677       260,765
   Blount International * ..........................        50,500       566,610
   Boart Longyear Group ............................       112,930        34,476
   Bucyrus International, Cl A .....................         4,120       259,601
   C&D Technologies * ..............................        39,770        57,666
   Ceradyne * ......................................         9,270       205,794
   CIRCOR International ............................         5,600       192,976
   Colfax * ........................................        19,745       257,672
   Corporate Executive Board .......................         7,290       200,183
   Dycom Industries * ..............................        20,361       216,234
   Esterline Technologies * ........................         6,390       356,434
   Flow International * ............................        21,390        67,593
   GEA Group .......................................         6,780       151,122
   Goodrich ........................................         5,780       428,760
   GrafTech International * ........................        17,576       296,331
   Huron Consulting Group * ........................        14,400       337,248
   Innerworkings * .................................        15,996        95,656
   Interface, Cl A .................................        51,060       667,856
   KHD Humboldt Wedag International ................         4,699        40,043
   Knoll ...........................................         8,070       112,818
   LECG * ..........................................        96,760       325,114
   Lockheed Martin .................................           300        25,467
   Manitowoc .......................................         7,550       105,776
   Mine Safety Appliances ..........................         6,610       194,268
   Orbital Sciences * ..............................        14,570       267,797
   Quanex Building Products ........................         6,350       120,650
   Rockwell Collins ................................         5,680       369,200
   Spirit Aerosystems Holdings, Cl A * .............         6,900       153,042
   Systaic * .......................................        33,886        59,558
   Titan International .............................        22,130       274,633
   Ultralife * .....................................        68,930       288,817
                                                                     -----------
                                                                       8,341,851
                                                                     -----------
INFORMATION TECHNOLOGY -- 15.3%
   Advanced Analogic Technologies * ................       152,380       579,044
   AOL * ...........................................           700        16,352
   ATMI * ..........................................         1,670        30,277
   Brooks Automation * .............................        38,520       374,414
   Convio * ........................................         1,443        14,488
   Cree * ..........................................         1,000        73,210
   eBay * ..........................................         4,640       110,478
   EchoStar, Cl A * ................................        11,170       214,576
   EMS Technologies * ..............................         4,430        70,393
   Fair Isaac ......................................         8,510       179,220
   Fidelity National Information Services ..........        11,515       302,729

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
INFORMATION TECHNOLOGY -- CONTINUED
   FLIR Systems * ..................................         5,690   $   174,057
   GTSI * ..........................................        56,158       359,411
   Harris ..........................................         3,980       204,890
   Intevac * .......................................        50,983       709,683
   Logitech International * ........................         7,030       115,152
   Mantech International, Cl A * ...................         3,980       179,219
   Maxim Integrated Products .......................         5,050        98,071
   Measurement Specialties * .......................        19,661       323,817
   Monotype Imaging Holdings * .....................           947         9,887
   Nokia ADR .......................................        13,810       167,930
   OPTi * ..........................................        68,100       268,995
   PC Mall * .......................................        46,818       242,985
   Polycom * .......................................         5,440       177,072
   SAIC * ..........................................        18,680       325,219
   Seagate Technology * ............................         6,474       118,927
   Ultra Clean Holdings * ..........................        72,395       714,539
   Virage Logic * ..................................         7,009        65,044
   Western Union ...................................        13,910       253,858
                                                                     -----------
                                                                       6,473,937
                                                                     -----------
MATERIALS -- 8.7%
   Agrium ..........................................         1,580        98,608
   Alamos Gold .....................................        13,210       196,300
   Barrick Gold ....................................         4,431       192,970
   Brush Engineered Materials * ....................         2,410        71,649
   FMC .............................................         4,600       292,744
   Huntsman ........................................        24,740       282,283
   Kinross Gold ....................................         3,540        67,154
   Lihir Gold ADR ..................................         8,110       287,662
   Methanex ........................................        18,890       437,870
   Olin ............................................        12,950       271,950
   Omnova Solutions * ..............................        27,601       211,148
   Q2 Gold Resources (A)* ..........................        15,766            --
   Reliance Steel & Aluminum .......................         3,030       147,894
   Schnitzer Steel Industries, Cl A ................         1,620        87,480
   SEMAFO * ........................................        39,630       252,225
   Solutia * .......................................        26,313       463,109
   Terra Nova Royalty * ............................        16,430       222,298
   Yamana Gold .....................................         6,062        65,894
                                                                     -----------
                                                                       3,649,238
                                                                     -----------
UTILITIES -- 0.7%
   Allegheny Energy ................................         2,520        54,886
   Constellation Energy Group ......................         2,760        97,566
   Mirant * ........................................        10,535       122,838
                                                                     -----------
                                                                         275,290
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $34,638,242) ...........................                  39,186,764
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

                                                       SHARES/FACE
                                                          AMOUNT        VALUE
                                                       -----------   -----------
EXCHANGE TRADED FUNDS -- 2.2%
   BlackRock Floating Rate Income Strategies Fund ..        15,396   $   250,647
   Eaton Vance Senior Floating-Rate Trust ..........        26,270       440,022
   iShares Russell 2000 Index Fund .................         2,000       143,160
   SunAmerica Focused Alpha Growth Fund ............         6,370        97,525
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $862,629) ..............................                     931,354
                                                                     -----------
CONVERTIBLE BONDS -- 1.2%
HEALTH CARE -- 0.4%
   KV Pharmaceutical
      2.500%, 05/16/33 .............................   $   345,000       145,762
                                                                     -----------
INDUSTRIALS -- 0.8%
   C&D Technologies
      5.250%, 11/01/25 .............................       500,000       374,375
                                                                     -----------
TOTAL CONVERTIBLE BONDS (Cost $546,790) ............                     520,137
                                                                     -----------
CORPORATE OBLIGATION -- 0.8%
ENERGY -- 0.8%
   Allis-Chalmers Energy
      8.500%, 03/01/17
      (Cost $308,793) ..............................       350,000       322,000
                                                                     -----------
PREFERRED STOCK -- 0.0%
INDUSTRIALS -- 0.0%
   Northwest Airlines Escrow (A) *
      (Cost $--) ...................................        12,260            --
                                                                     -----------
SHORT-TERM INVESTMENT -- 2.7%
   Fidelity Institutional Money Market Funds - Money
      Market Portfolio, Cl I, 0.210% (B)
         (Cost $1,155,670) .........................     1,155,670     1,155,670
                                                                     -----------
TOTAL INVESTMENTS-- 100.0%
   (Cost $37,490,927)+ .............................                 $42,115,925
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $42,104,284.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AT APRIL 30, 2010 WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,490,927, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,359,624 AND $(755,823) RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities           Level 1      Level 2   Level 3      Total
-------------------------         -----------   --------   -------   -----------
   Common Stock                   $39,186,768   $     --    $--++    $39,186,764
   Exchange-Traded Funds              931,354         --     --          931,354
   Corporate Obligation                    --    322,000     --          322,000
   Convertible Bonds                       --    520,137     --          520,137
   Preferred Stock                         --         --     --++             --
   Short-Term Investment            1,155,670         --     --        1,155,670
                                  -----------   --------    ---      -----------
Total Investments in Securities   $41,273,788   $842,137    $--      $42,115,925
                                  ===========   ========    ===      ===========

++ REPRESENTS SECURITIES THAT WERE CATEGORIZED AS LEVEL 3 AND HAD A MARKET VALUE OF $0 AS OF APRIL 30, 2010.

THERE WAS NO ACTIVITY IN LEVEL 3 SECURITIES DURING THE QUARTER ENDED APRIL 30, 2010.

GRT-QH-001-0400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

                                        /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010

By (Signature and Title)


                                        /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2010